Securitizations and Other Variable Interest Entities - Credit Card (Details) (USD $)																				12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008		Dec. 31, 2011 Consolidated VIEs [Member]	Dec. 31, 2010 Consolidated VIEs [Member]	Dec. 31, 2011 Credit Card Receivable [Member]	Dec. 31, 2010 Credit Card Receivable [Member]	Dec. 31, 2011 Credit Card Receivable [Member] Consolidated VIEs [Member]		Dec. 31, 2010 Credit Card Receivable [Member] Consolidated VIEs [Member]		Dec. 31, 2011 Seller Interest [Member] Credit Card Receivable [Member] Consolidated VIEs [Member]	Dec. 31, 2010 Seller Interest [Member] Credit Card Receivable [Member] Consolidated VIEs [Member]	Dec. 31, 2011 Discount Receivables [Member] Credit Card Receivable [Member] Consolidated VIEs [Member]	Dec. 31, 2010 Discount Receivables [Member] Credit Card Receivable [Member] Consolidated VIEs [Member]	Dec. 31, 2010 Subordinated Debt Securities [Member] Credit Card Receivable [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure												$ 38,282,000,000		$ 36,596,000,000
On Balance Sheet Assets [Abstract]
Derivative assets	73,023,000,000		73,000,000,000					1,634,000,000	2,027,000,000			788,000,000		1,778,000,000
Loans and leases	926,200,000,000		940,440,000,000					140,194,000,000	145,469,000,000			74,793,000,000	[1]	92,104,000,000	[1]	28,700,000,000	20,400,000,000	1,000,000,000	3,800,000,000
Allowance for Loan and Lease Losses	(33,783,000,000)		(41,885,000,000)		(37,200,000,000)	(23,071,000,000)	[2]	(5,066,000,000)	(8,935,000,000)			(4,742,000,000)		(8,505,000,000)
Other Assets	145,686,000,000		182,124,000,000					4,769,000,000	7,086,000,000			723,000,000	[3]	4,259,000,000	[3]
Assets	2,129,046,000,000	[4]	2,264,909,000,000	[4]				151,761,000,000	169,828,000,000			71,562,000,000		89,636,000,000
On Balance Sheet Liabilities [Abstract]
Long-term Debt	372,265,000,000		448,431,000,000					49,054,000,000	71,013,000,000			33,076,000,000		52,781,000,000
Other Liabilities								1,116,000,000	9,141,000,000			204,000,000		259,000,000
Total liabilities	1,898,945,000,000		2,036,661,000,000					55,947,000,000	86,896,000,000			33,280,000,000		53,040,000,000
Trust loans												74,793,000,000		92,104,000,000
In Text Details [Abstract]
Transfers of Financial Assets Accounted for as Sale, Initial Fair Value of Assets Obtained as Proceeds										0	2,900,000,000
Notional Principal Amount Of Securities Issued By Securitization Trusts To Entity																				$ 11,500,000,000
Stated Interest Rate Of Securities Issued By Securitization Trusts To Entity																				0.00%

[1]	At December 31, 2011 and 2010, loans and leases included $28.7 billion and $20.4 billion of seller’s interest and $1.0 billion and $3.8 billion of discount receivables.
[2]	The 2010 balance includes $10.8 billion of allowance for loan and lease losses related to the adoption of new consolidation guidance. This includes $573 million for the home loans portfolio segment and $10.2 billion for the credit card and other consumer portfolio segment.
[3]	At December 31, 2011 and 2010, all other assets included restricted cash accounts and unbilled accrued interest and fees.
[4]	Total assets include long-lived assets, which are primarily located in the U.S.